Fees Summary	Oct. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,181,000
Previously Paid Amount	0.00
Total Fee Amount	715.50
Total Offset Amount	0.00
Net Fee	715.50
Narrative - Max Aggregate Offering Price	$ 5,181,000
Final Prospectus	true